OTHER NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER NON-FINANCIAL ASSETS [Abstract]
Schedule of composition of other non-financial assets
	Current assets		Non-current assets		Total Assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

(a) Advance payments
Aircraft insurance and other	10,137	11,179	-	523	10,137	11,702
Others	15,375	15,167	2,998	1,832	18,373	16,999
Subtotal advance payments	25,512	26,346	2,998	2,355	28,510	28,701
(b) Contract assets (1)
GDS costs	4,491	16,593	-	-	4,491	16,593
Credit card commissions	6,021	23,437	-	-	6,021	23,437
Travel agencies commissions	4,964	16,546	-	-	4,964	16,546
Subtotal advance payments	15,476	56,576	-	-	15,476	56,576
(c) Other assets
Aircraft maintenance reserve (2)	8,613	27,987	-	17,844	8,613	45,831
Sales tax	102,010	167,987	46,210	34,680	148,220	202,667
Other taxes	4,023	34,295	-	-	4,023	34,295
Contributions to the International Aeronautical
Telecommunications Society (“SITA”)	258	258	739	739	997	997
Judicial deposits	-	-	76,835	149,310	76,835	149,310
Subtotal other assets	114,904	230,527	123,784	202,573	238,688	433,100
Total Other Non - Financial Assets	155,892	313,449	126,782	204,928	282,674	518,377

Schedule of movement of contracts assets
	Initial balance	Activation	Cummulative translation adjustment	Amortization	Final balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2019	48,957	166,300	(4,950)	(153,731)	56,576
From January 1 to December 31, 2020	56,576	146,778	(14,672)	(173,206)	15,476